Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 5,743	$ 5,864
Total intangible assets Beginning balance	4,232	4,233
Goodwill Net additions/ (disposals)	(5)	(6)
Total intangible assets Net additions/ (disposals)	310	393
Effect of changes in foreign exchange rates	(24)	(115)
Goodwill Ending balance	5,714	5,743
Total goodwill and intangible assets Net additions/ (disposals)	305	387
Total goodwill and intangible assets Beginning balance	9,975	10,097
Amortization expense	289	271
Effect of changes in foreign exchange rates	(38)	(123)
Effect of changes in foreign exchange rates - Total intangible assets	(62)	(238)
Total goodwill and intangible assets Ending balance	9,929	9,975
Total intangible assets Ending balance	4,215	4,232
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	801	868
Total intangible assets Net additions/ (disposals)	59	6
Amortization expense	42	44
Effect of changes in foreign exchange rates - Total intangible assets	(12)	(29)
Total intangible assets Ending balance	806	801
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	795	860
Total intangible assets Net additions/ (disposals)		(2)
Amortization expense	54	54
Effect of changes in foreign exchange rates - Total intangible assets	(3)	(9)
Total intangible assets Ending balance	738	795
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	991	821
Total intangible assets Net additions/ (disposals)	262	357
Amortization expense	189	168
Effect of changes in foreign exchange rates - Total intangible assets	(5)	(19)
Total intangible assets Ending balance	1,059	991
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	61	67
Total intangible assets Net additions/ (disposals)	(9)
Amortization expense	4	5
Effect of changes in foreign exchange rates - Total intangible assets	4	(1)
Total intangible assets Ending balance	52	61
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,648	2,616
Total intangible assets Net additions/ (disposals)	312	361
Amortization expense	289	271
Effect of changes in foreign exchange rates - Total intangible assets	(16)	(58)
Total intangible assets Ending balance	2,655	2,648
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	779	819
Effect of changes in foreign exchange rates - Total intangible assets	(15)	(40)
Total intangible assets Ending balance	764	779
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	805	798
Total intangible assets Net additions/ (disposals)	(2)	32
Effect of changes in foreign exchange rates - Total intangible assets	(7)	(25)
Total intangible assets Ending balance	796	805
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,584	1,617
Total intangible assets Net additions/ (disposals)	(2)	32
Effect of changes in foreign exchange rates - Total intangible assets	(22)	(65)
Total intangible assets Ending balance	$ 1,560	$ 1,584